Long-Term Borrowings	6 Months Ended
Jun. 30, 2020
Borrowings [abstract]
Long Term Borrowings
14.	LONG-TERM BORROWINGS

	December 31, 2019	June 30, 2020
Unsecured borrowings
Loans from government	$7,361,124	$7,089,521
Other long-term borrowings	4,813,176	4,864,562
Interest payables	3,183,507	3,460,204
Loans from shareholders	1,707,498	1,705,724

	$17,065,305	$17,120,011

Unsecured borrowings from related parties
Loans from related parties	$552,426	$551,852
Interest payables	13,750	55,807

	$566,176	$607,659

a.	Loans from government
On April 27, 2011, the Singapore Economic Development Board (EDB) awarded the Company a repayable grant (the “Grant”) not exceeding SGD10 million to support the Company’s drug development activities over a five-year qualifying period commencing February 24, 2011 (the “Project”). The Project was successfully implemented, resulting in substantially the full amount of the Grant being disbursed to the Company.
In the event any of the Company’s clinical product candidates achieve commercial approval after Phase 3 clinical trials, the Company will be required to repay the funds disbursed to the Company under the Grant plus interest of 6%. Until the Company has fulfilled its repayment obligations under the Grant, the Company has ongoing update and reporting obligations to the EDB. In the event the Company breaches any of its ongoing obligations under the Grant, EDB can revoke the Grant and demand that the Company repay the funds disbursed to the Company under the Grant.

As of December 31, 2019 and June 30, 2020, the amounts of funds disbursed to the Company plus accrued interest were $10,485,464 and $10,309,092, respectively.

b.	Other long-term borrowings
CSL Finance Pty Ltd.
On May 12, 2014, ASLAN Pharmaceuticals Pte. Ltd. obtained a loan facility of $4.5 million from CSL Finance Pty Ltd. The amount was based on 75% of research and development costs approved by CSL Finance Pty Ltd. at each drawdown period. The loan is repayable within 10 years from the date of the facility agreement. Interest on the loan is computed at 6% plus LIBOR and is payable on a quarterly basis.
Mandatory prepayment of the loan is required upon a successful product launch occurring before maturity of the loan.
As of December 31, 2019 and June 30, 2020, the aggregate carrying amount including principal and accrued interest outstanding under CSL Loan Facility were $4,453,327 and $4,624,597, respectively.
Convertible Loan Facility
On September 30, 2019, the Company entered into a loan facility with Bukwang Pharmaceutical Co., Ltd., for an amount of $1.0 million (the “September 2019 Loan Facility”). The September 2019 Loan Facility has a
two-year
term with a 10% interest rate per annum, commencing upon the date the Company draws down on such facility. The Company has the option to repay the amounts owed at any time, subject to certain conditions.
The lender will have the right to convert, at their option, any outstanding principal amount plus accrued and unpaid interest under the loan into that number of the Company’s newly issued ADSs calculated by dividing (a) such outstanding principal amount and accrued and unpaid interest under the loan by (b) 90% of the volume-weighted average price of the Company’s ADSs on the date of the conversion notice. Each ADS represents five ordinary shares of the Company. The ability to convert is subject to certain conditions, including that the Company’s ordinary shares having
 been delisted from the TPEx, and the expiry of the term of the loan.
In October 2019, the Company drew down on $1.0 million under the September 2019 Loan Facility.
 Till date the lender has not exercised their right to convert their loan into ADS.
October/November 2019 Loan Facility
On October 25, 2019, the Company entered into a loan facility with certain existing stockholders/directors, or affiliates thereof, and on November 11, 2019 the Company entered into a related loan facility with the affiliate of another existing stockholder, for an aggregate amount of $2.25 million (collectively, the “October/November 2019 Loan Facility”). The October/November 2019 Loan Facility has a
two-year
term with a 10% interest rate per annum, commencing upon the date the Company draws down the facility, which must be drawn down in full. The Company has the option to repay not less than $1.0 million of the amounts owed under the October/November 2019 Loan Facilities at any time, subject to certain conditions. In the event that the Company in a single re-financing
transaction raises more than ten times the aggregate loan amount prior to expiry of the term, the Company will be obligated to repay any unpaid portion of the principal amount and accrued interest thereunder within 30 days of the receipt of the proceeds from such re-financing
transaction.

The October/November 2019 Loan Facility provides that, during the time that any amount is outstanding thereunder, the Company will not (i) incur any finance debt which is secured by a security interest or conferring repayment rights which rank in priority over those of the lenders, or (ii) carry out or implement any merger, consolidation, reorganization (other than the solvent reorganization of the Company), recapitalization, reincorporation, share dividend or other changes in the capital structure of the Company which may have a material adverse effect on the rights of the lenders, in each case except with the prior written consent of the lenders. In addition, upon an event of default (as defined in the October/November 2019 Loan Facility), the lenders may declare the principal amounts then outstanding and all interest thereon accrued and unpaid to be immediately due and payable to the lenders.
In October 2019, the Company drew down on $1.95 million under the loan facilities. In connection with this initial draw down, the Company issued warrants (collectively referred to as the “Warrants”) to purchase 483,448 ADSs (representing 2,417,240 ordinary shares) to certain of the lenders, at an exercise price of $2.02 per ADS. In November 2019, the Company drew down on the remaining $0.3 million under the loan facilities. In connection with the second draw down, the Company has committed to issue warrants to purchase 74,377 ADSs (representing 371,885 ordinary shares) to the lender at an exercise price of $2.02 per ADS.
The Warrants are exercisable only after the Company’s ordinary shares have been delisted from TPEx, and will expire on the earlier of (i) the first anniversary of such TPEx delisting or (ii) expiry of the term of the October/November 2019 Loan Facility. If, by expiry of the term of the October/November 2019 Loan Facility, (i) the Company’s shares have not been delisted from TPEx and (ii) the Warrants have not been exercised, the lenders shall be entitled to receive a further sum equal to 5% of the principal amount per annum, by way of additional interest, payable by the Company’s upon expiry of the loan term.
 Till date none of the warrant holders have exercised their rights to purchase any ADS.
As of December 31, 2019 and June 30, 2020, the aggregate carrying amount including principal and accrued interest outstanding under the Convertible Loan Facility and the October/November 2019 Loan Facility were $3,085,660 and $3,358,221, respectively.